UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       03/31/2007

Check here if Amendment:   Amendment Number:
          This Amendment (check only one):      is a restatement
						 adds new holdings entries.


Institutional Investment Manager Filing this Report:

	Name:		Bowman Financial Management Company
	Address:	1330 F Smith Avenue
			Baltimore MD 21209

	Form 13F File Number:	28-04775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true correct and complete and that it is understood that all required items statements schedules lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

	Name:		Clark Bowman
	Title:		Chief Compliance Officer
	Phone:		410.433.1900

Signature Place and Date of Signing:

    Clark Bowman          Baltimore, Maryland             May 15, 2007

Report Type (Check only one):

X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



				FORM 13F SUMMARY PAGE




Report Summary:


Number of Other Included Managers:	0


Form 13F Information Table Entry Total:	73


Form 13F Information Table Value Total:	 $111,211 (X1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F number(s) of all institutional managers with respect to which this report is filed other than the manager filing this report.

IF there are no entries in this list state NONE and omit the column headings and list entries.

NONE


				INFORMATION TABLE

COLUMN 1       COLUMN 2 COLUMN 3   COLUMN 4   COLUMN 5           COLUMN 6 COLUMN7 COLUMN 8
                TITLE               VALUE     SHRS OR  SH/ PUT/  INVSTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER OF CLASS CUSIP      (x$1000)    PRN AMT  PRN CALL   DISCR  MNGRS SOLE SHR  NONE
3M Co.		CS	88579Y101   2767	 36,197 SH	   Sole			 36,197
Abbott Labor	CS	2824100	    2769	 49,617 SH	   Sole			 49,617
Aetna Inc.	CS	00817Y108    229	  5,240	SH	   Sole			  5,240
Aflac Inc.	CS	1055102	     625   	 13,275	SH	   Sole			 13,275
Agilent Technol	CS	00846U101   1474	 43,756 SH	   Sole			 43,756
Amdocs Ltd.	CS	g02602103   1186	 32,500 SH	   Sole			 32,500
American IG	CS	26874107    2770	 41,213 SH	   Sole			 41,213
Apple Computer	CS	37833100     362	  3,900	SH         Sole			  3,900
Assurant Insur	CS	04621xl08    737	 13,750 SH	   Sole			 13,750
AT&T            CS      00206R102   1134         28,767 SH	   Sole			 28,767
Atmel Corp	CS	49513104    3266	649,400 SH	   Sole			649,400
Automatic Data 	CS	53015103    1647	 34,022 SH	   Sole			 34,022
Bank of America	CS	60505104    3220	 63,120 SH	   Sole			 63,120
Biomet, Inc.	CS	90613100     646	 15,197 SH	   Sole			 15,197
Cardinal Health CS	14149Y108   2177	 29,845 SH	   Sole			 29,845
Chesapeake En.y	CS	165167107   2183	 70,700 SH	   Sole			 70,700
ChevronTexaco 	CS	166764100    670	  9,061 SH	   Sole			  9,061
Cisco Systems	CS	17275R102   2087	 81,748 SH	   Sole			 81,748
Citigroup	CS	172967101    765	 14,895 SH	   Sole			 14,895
Cognex Corp	CS	192422103    925	 47,700 SH	   Sole			 47,700
Comcast         CS      20030N101   2062         80,942 SH         Sole                  80,942
Corning Inc.	CS	219350105    205	  9,000 SH	   Sole			  9,000
CVS Corporation	CS	126650100   5959	174,549 SH	   Sole			174,549
Danaher Corp.	CS	235851102   2651	 37,100 SH	   Sole			 37,100
Davita Inc	CS	23918k108   2735	 51,300 SH	   Sole			 51,300
Dominion Ress	CS	25746U109   1135	 12,784 SH	   Sole			 12,784
Duke-Weeks Reay	CS	264411505   1233	 28,358 SH	   Sole			 28,358
EMC Corp.	CS	268648102    324	 23,400 SH	   Sole			 23,400
Emerson El.	CS	291011104   3901	 90,521 SH	   Sole			 90,521
Exxon/Mobil	CS	30231g102   3692	 48,938 SH	   Sole			 48,938
Federal Home	CS	313400301   1180         19,835 SH         Sole                  19,835
Federal Realty  CS	313747206    258	  2,850	sH	   Sole			  2,850
First Data Corp	CS	319963104    442	 16,414 SH	   Sole			 16,414
Fiserv Inc.	CS	337738108   2173	 40,949 SH	   Sole			 40,949
Foundat. Coal	CS	350398W100  1724	 50,200 SH	   Sole			 50,200
General ElectricCS	369604103    770	 21,786 SH	   Sole			 21,786
Haemonetics CorpCS	405024100   1311	 28,050 SH	   Sole			 28,050
Hewlett Packard	CS	428236103    456	 11,358 SH	   Sole			 11,358
Honeywell	CS	438516106   2088	 45,337 SH	   Sole			 45,337
I B M		CS	459200101   1075	 11,405 SH	   Sole			 11,405
Intel Corp	CS	458140100    585	 30,570 SH	   Sole			 30,570
J P Morgan ChaseCS	46625H100    379	  7,825	sH	   Sole			  7,825
Johnson & John.	CS	478160104   2482	 41,187 SH	   Sole			 41,187
Lowes Companies CS	548661107   2934	 93,173 SH	   Sole			 93,173
McDonald's	CS      580135101    228	  5,066 SH	   Sole			  5,066
Medco Health    CS      58405U102    430          5,924 SH         Sole                   5,924
Microsoft Corp.	CS	594918104   1241	 44,529 SH	   Sole			 44,529
Millipore	CS	601073109    895	 12,350 SH	   Sole			 12,350
NCR Corp	CS	62886E108   3086	 64,600 SH	   Sole			 64,600
Norfolk South.	CS	655844108   1953	 38,600 SH	   Sole			 38,600
Omnicare Inc	CS	681904108   1009	 25,375 SH	   Sole			 25,375
Oracle Systems	CS	68389X105   2557	141,011 SH	   Sole			141,011
Pfizer		CS	717081103    318	 12,599 SH	   Sole			 12,599
Procter&Gamble	CS	742718109   3082	 48,800 SH	   Sole			 48,800
Quest Diag.	CS	74834L100   3052	 61,194 SH	   Sole			 61,194
Schein ( Henry.	CS	806407102   1973	 35,750 SH	   Sole			 35,750
Schlumbergered	CS	806857108   1345	 19,460 SH	   Sole			 19,460
Sysco Corp	CS	871829107    545	 16,109 SH	   Sole			 16,109
T Rowe Price	CS	74144T108    245	  5,200	SH	   Sole			  5,200
Target Corp	CS	87612E106   3578	 60,375 SH	   Sole			 60,375
Time Warner     CS      887317105    731         37,050 SH         Sole                  37,050
Tripath Tech.	CS	896942109      0	 10,000 SH	   Sole			 10,000
United Healt.	CS	910581107    365	  6,900 SH	   Sole			  6,900
US Bancorp	CS	902973304    333	  9,535	sH	   Sole			  9,535
Verizon		CS	92343V104   1437	 37,886 SH	   Sole			 37,886
Vodafone 	CS	92857W209   1900	 70,733 SH	   Sole			 70,733
Wachovia Corp	CS	929903102   2862	 51,990 SH	   Sole			 51,990
Walgreen	CS	931422109    894	 19,475 SH	   Sole			 19,475
Wal-Mart 	CS	931142103    218	  4,640	SH	   Sole			  4,640
Wash.Real Est.	CS	939653101    251	  6,700 SH	   Sole			  6,700
Wells FaRgo	CS	949746101   2572	 74,695 SH	   Sole			 74,695
Western Union   CS      959802109    397         18,065 SH         Sole                  18,065
Wyeth		CS	983024100    321	  6,411 SH	   Sole			  6,411